Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Wei, Wei & Co., LLP
Auditor Firm ID	2388
Auditor Location	Flushing, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Tokyo Lifestyle Co., Ltd., and its subsidiaries (the “Company”) as of March 31, 2025, and the related consolidated statements of operations, comprehensive loss, changes in equity, and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.